Accounts Receivable (Tables)	4 Months Ended
Apr. 30, 2013
Accounts Receivable Tables [Abstract]
Accounts Receivables

Accounts receivable consisted of the following at April 30, 2013 and December 31, 2012 and 2011:

	April 30,	December 31,
	2013	2012	2011

Accounts receivable	$437,323	$275,206	$262,694
Less: Allowance for doubtful accounts	(72,535)	(35,535)	(47,595)
Accounts receivable, net	$364,788	$239,671	$215,099